UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05767

Deutsche Strategic Municipal Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2015

Semiannual Report

to Shareholders

Deutsche Strategic Municipal Income Trust

Ticker Symbol: KSM

Contents
4 Performance Summary
6 Portfolio Management Team
6 Portfolio Summary
8 Investment Portfolio
21 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Cash Flows
24 Statement of Changes in Net Assets
25 Financial Highlights
28 Notes to Financial Statements
36 Dividend Reinvestment and Cash Purchase Plan
39 Additional Information
41 Privacy Statement

The fund's investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2015 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/15
Deutsche Strategic Municipal Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	1.71%	4.54%	8.19%	7.64%
Based on Market Price(a)	4.13%	5.92%	7.40%	7.29%
Barclays Municipal Bond Index(b)	0.71%	3.18%	4.53%	4.52%
Morningstar Closed-End High-Yield Municipal Funds Category(c)	2.37%	6.95%	8.51%	6.01%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2015 was 1.76% (1.25% excluding interest expense).

(b) The unmanaged, unleveraged Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that typically invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor's or Moody's at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/15	As of 11/30/14
Net Asset Value	$13.03	$13.27
Market Price	$13.37	$13.30

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/15: Income Dividends (common shareholders)	$.46
Capital Gain Distributions	$.01
May Income Dividend (common shareholders)	$.0770
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/15†	7.09%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/15†	6.91%
Tax Equivalent Distribution Rate (Based on Net Asset Value) as of 5/31/15†	12.53%
Tax Equivalent Distribution Rate (Based on Market Price) as of 5/31/15†	12.21%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund's distribution rate and a marginal income tax rate of 43.4%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Rebecca L. Flinn, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset & Wealth Management in 1986.

— BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1998.

— BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Carol L. Flynn, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1994.

— Co-Head of Municipal Bonds.

— BS, Duke University; MBA, University of Connecticut.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2015 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 142.3%
Arizona 1.3%
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,823,320
California 15.1%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,148,640
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,772,495
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,123,720
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,690,250
California, State General Obligation:
5.0%, 11/1/2043	1,500,000	1,683,795
5.25%, 4/1/2035	1,230,000	1,409,740
5.5%, 3/1/2040	1,000,000	1,165,890
5.75%, 4/1/2031	1,000,000	1,152,690
6.0%, 4/1/2038	1,000,000	1,175,010
6.5%, 4/1/2033	1,950,000	2,335,768
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,205,040
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,356,160
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	209,567
Series A, 5.5%, 12/1/2054	195,000	212,228
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,131,890
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	609,770
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,079,840
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	473,694
		21,936,187
Colorado 2.3%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	790,118
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	459,721
Series A, 5.0%, 12/1/2035	250,000	264,420
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,168,230
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	656,082
		3,338,571
Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,394,580
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 6.05%, 7/1/2031(PIK)	2,419,575	174,209
		2,568,789
District of Columbia 0.8%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	218,800
Series A, AMT, 5.0%, 10/1/2043	850,000	919,743
		1,138,543
Florida 10.5%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	594,600
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	470,000	476,707
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	930,000	791,588
Florida, Tolomato Community Development District, Special Assessment:
Series A-2, Step-up Coupon, 0% to 5/1/2017, 6.61% to 5/1/2039	50,000	36,750
Series 2015-1, Step-Up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	154,453
Series 2015-2, Step-Up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	78,411
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	65,922
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	24,425
5.4%, 5/1/2037	1,565,000	1,566,095
Series 1, 6.55%, 5/1/2027*	10,000	10,186
Series 3, 6.55%, 5/1/2027*	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	170,707
Series 2015-3, 6.61%, 5/1/2040*	165,000	2
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	155,000	178,421
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,143,087
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	367,250
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	538,850
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	33,157
Series A, 5.5%, 10/1/2041	3,000,000	3,396,150
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,197,504
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,677,045
Series A, 5.0%, 7/1/2037	1,590,000	1,758,508
		15,259,819
Georgia 7.1%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,101,930
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	402,356
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,162,950
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	2,000,000	2,418,120
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,143,610
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,132,430
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	112,638
Series A, 5.5%, 8/15/2054	180,000	204,959
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,440,869
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,128,720
		10,248,582
Guam 2.5%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,197,190
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Prerefunded, 6.0%, 7/1/2025	1,000,000	1,004,630
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	253,059
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,120,350
		3,575,229
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	575,270
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	350,500
Illinois 6.3%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041	2,000,000	2,335,680
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	2,000,220
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	630,000
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,145,920
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,006,980
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	311,349
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	431,346
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,119,290
Illinois, State General Obligation, 5.5%, 7/1/2038	130,000	138,364
		9,119,149
Indiana 4.1%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	604,685
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,068,080
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	535,946
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	225,000	248,029
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2037	1,330,000	1,511,824
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	780,000	952,138
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	1,041,670
		5,962,372
Iowa 1.5%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	1,064,060
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	1,000,000	1,114,540
		2,178,600
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	336,552
Kentucky 5.4%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,278,720
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	390,495
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,640,318
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,541,519
		7,851,052
Louisiana 2.0%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,111,240
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,581,495
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	201,812
		2,894,547
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,143,780
Maryland 3.4%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,754,490
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, ETM, Prerefunded, 6.75%, 7/1/2039	500,000	608,945
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	1,071,080
6.0%, 1/1/2028	1,385,000	1,500,315
Westminster, MD, Project Revenue, Lutheran Village Millers Grant, Inc., Series A, 6.25%, 7/1/2044	60,000	64,559
		4,999,389
Massachusetts 3.2%
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,796,874
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	505,485	3,068
Series A-2, 5.5%, 11/15/2046	101,629	87,359
Series A-1, 6.25%, 11/15/2039	1,903,948	1,832,455
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	962,274
		4,682,030
Michigan 6.3%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	299,625
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,089,760
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,013,120
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	2,020,980
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,242,560
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	197,624
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, ETM, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,227,570
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	1,095,000	1,100,059
		9,191,298
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,167,800
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	315,387
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	840,000	845,023
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	498,680
		1,659,090
Missouri 1.8%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	2,023,360
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	162,409
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	482,803
		2,668,572
Nevada 6.6%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: NATL	5,140,000	5,702,316
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	2,104,520
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,736,399
		9,543,235
New Hampshire 1.2%
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,816,010
New Jersey 5.6%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	792,456
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.375%, 1/1/2043	1,000,000	1,092,240
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	755,000	794,947
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	561,310
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,594,065
New Jersey, Tobacco Settlement Financing Corp., Series 1A, 4.75%, 6/1/2034	4,280,000	3,287,853
		8,122,871
New York 10.3%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	306,256
Series E, 5.0%, 11/15/2042	305,000	335,649
Series A-1, 5.0%, 11/15/2045	1,500,000	1,659,900
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: NATL	8,260,000	8,829,362
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	798,266
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	2,000,000	2,163,880
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.09%**, 11/15/2028, SPA: TD Bank NA	900,000	900,000
		14,993,313
North Carolina 1.0%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, Prerefunded, 6.25%, 12/1/2033	1,000,000	1,174,090
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.1%**, 12/1/2017	300,000	300,000
		1,474,090
Ohio 1.2%
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,728,956
Oregon 1.2%
Port of Portland, OR, Portland International Airport Revenue, Series 23, 5.0%, 7/1/2038	1,500,000	1,703,475
Pennsylvania 4.5%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,469,200
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	344,846
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038	715,000	769,197
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040 (a)	1,000,000	1,101,730
Series C, 5.0%, 12/1/2044	240,000	261,996
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	491,900	492,894
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, Prerefunded, 5.875%, 1/1/2032	1,000,000	1,032,380
		6,472,243
Puerto Rico 2.9%
Commonwealth of Puerto Rico, General Obligation, Series A, 8.0%, 7/1/2035	220,000	185,491
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	684,360
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	1,000,000	616,660
Series A, 6.0%, 8/1/2042	1,000,000	636,610
Series A, 6.375%, 8/1/2039	1,320,000	873,325
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	1,234,960
		4,231,406
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	162,462
South Carolina 1.3%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	919,000	872,783
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	1,050,565
		1,923,348
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	500,000	541,045
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	594,383
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,153,250
		2,288,678
Texas 17.5%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,069,240
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,066,970
Central Texas, Regional Mobility Authority Revenue, Series A, 5.0%, 1/1/2043	1,500,000	1,623,825
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	545,000	629,900
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,079,880
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,129,700
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	667,952
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,382,592
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	2,000,000	2,234,800
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	339,558
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,110
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	183,029
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,292,465
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	555,841
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	541,770
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,150,551
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,300,860
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	180,711
5.0%, 12/15/2031	1,000,000	1,091,760
5.0%, 12/15/2032	1,000,000	1,080,780
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	339,256
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	902,633
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	591,177
		25,435,360
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	1,500,000	1,624,245
Virginia 1.1%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,582,473
Washington 3.4%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	595,000	625,625
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,150,440
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	1,000,000	1,063,550
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,107,790
		4,947,405
Wisconsin 2.8%
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	538,725
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group:
5.0%, 8/15/2039	200,000	217,280
ETM, Prerefunded, 6.625%, 2/15/2039	1,110,000	1,325,673
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,950,343
		4,032,021
Total Municipal Bonds and Notes (Cost $184,188,811)		206,750,632

Underlying Municipal Bonds of Inverse Floaters (b) 11.6%
California 3.0%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,121,349	2,339,441
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 144A, 5.0%, 5/1/2028, INS: AGMC (c)	1,930,312	2,128,763
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.294%, 11/1/2015, Leverage Factor at purchase date: 2 to 1
		4,468,204
New York 4.1%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,535,000	5,958,658
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 18.064%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
Tennessee 4.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	5,918,585	6,511,680
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.076%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $15,686,026)		16,938,542

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $199,874,837)†	153.9	223,689,174
Floating Rate Notes (b)	(7.3)	(10,615,039)
Series 2015 MTPS, at Liquidation Value	(41.6)	(60,475,000)
Other Assets and Liabilities, Net	1.6	2,257,291
ARPS, at Liquidation Value	(6.6)	(9,525,000)
Net Assets Applicable to Common Shareholders	100.0	145,331,426

The following represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Florida, Tolomato Community Development District, Special Assessment, Series 1*	6.55%	5/1/2027	10,000	4,160	10,186
Florida, Tolomato Community Development District, Special Assessment, Series 3*	6.55%	5/1/2027	130,000	1	1
				4,161	10,187

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2015.

† The cost for federal income tax purposes was $187,813,553. At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $25,260,582. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,043,836 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,783,254.

(a) When-issued security.

(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$—	$223,689,174	$—	$223,689,174
Total	$—	$223,689,174	$—	$223,689,174

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2015 (Unaudited)
Assets
Investments in securities, at value (cost $199,874,837)	$223,689,174
Cash	514,302
Interest receivable	3,064,606
Other assets	4,568
Total assets	227,272,650
Liabilities
Payable for investments purchased — when-issued securities	1,086,910
Payable for floating rate notes issued	10,615,039
Distributions payable	34,873
Accrued management fee	110,230
Accrued Trustees' fees	4,784
Other accrued expenses and payables	89,388
Series 2015 MTPS, at liquidation value (see page 31 for more details)	60,475,000
Total liabilities	72,416,224
ARPS, at liquidation value (see page 31 for more details)	9,525,000
Net assets applicable to common shareholders, at value	$145,331,426
Net Assets Applicable to Common Shareholders Consist of
Undistributed net investment income	742,524
Net unrealized appreciation (depreciation) on investments	23,814,337
Accumulated net realized gain (loss)	(5,753,154)
Paid-in capital	126,527,719
Net assets applicable to common shareholders, at value	$145,331,426
Net Asset Value
Net Asset Value per common share ($145,331,426 ÷ 11,154,008 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$13.03

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2015 (Unaudited)
Investment Income
Income: Interest	$5,874,944
Expenses: Management fee	657,177
Services to shareholders	6,306
Custodian fee	3,701
Professional fees	56,851
Reports to shareholders	28,151
Trustees' fees and expenses	8,440
Interest expense	377,511
Auction service fees	11,755
Stock exchange listing fees	11,886
Offering costs	104,334
Other	39,818
Total expenses	1,305,930
Net investment income	4,569,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,521,347)
Change in net unrealized appreciation (depreciation) on investments	(437,500)
Net gain (loss)	(1,958,847)
Net increase (decrease) in net assets resulting from operations	2,610,167
Distributions to ARPS	(6,023)
Net increase (decrease) in net assets applicable to common shareholders	$2,604,144

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations (excluding distributions to ARPS)	$2,610,167
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(33,989,772)
Net amortization of premium/(accretion of discount)	(5,702)
Proceeds from sales and maturities of long-term investments	33,949,254
(Increase) decrease in interest receivable	125,466
(Increase) decrease in other assets	43,258
Increase (decrease) in payable for investments purchased — when-issued securities	773,604
Increase (decrease) in other accrued expenses and payables	(30,411)
Change in net unrealized (appreciation) depreciation on investments	437,500
Net realized (gain) loss from investments	1,521,347
Cash provided (used) by operating activities	5,434,711
Cash Flows from Financing Activities
(Increase) decrease in deferred offering cost on Series 2015 MTPS	104,334
Distributions paid (net of reinvestment of distributions)	(5,088,182)
Cash provided (used) by financing activities	(4,983,848)
Increase (decrease) in cash	450,863
Cash at beginning of period	63,439
Cash at end of period	$514,302
Supplemental Disclosure
Reinvestment of distributions	$205,487
Interest paid on preferred shares	$(366,910)
Interest expense and fees on floating rate notes issued	$(32,960)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Operations: Net investment income	$4,569,014	$9,686,479
Operations: Net investment income	$4,569,014	$9,686,479
Net realized gain (loss)	(1,521,347)	(1,459,150)
Change in net unrealized appreciation (depreciation)	(437,500)	10,425,164
Net increase (decrease) in net assets resulting from operations	2,610,167	18,652,493
Distributions to ARPS	(6,023)	(10,272)
Net increase (decrease) in net assets applicable to common shareholders	2,604,144	18,642,221
Distributions to common shareholders from: Net investment income	(5,149,751)	(10,274,526)
Net realized gains	(115,536)	(55,534)
Total distributions	(5,265,287)	(10,330,060)
Fund share transactions: Net proceeds from shares issued to common shareholders from reinvestment of distributions	205,487	418,894
Net increase (decrease) in net assets from Fund share transactions	205,487	418,894
Increase (decrease) in net assets	(2,455,656)	8,731,055
Net assets at beginning of period applicable to common shareholders	147,787,082	139,056,027
Net assets at end of period applicable to common shareholders (including undistributed net investment income of $742,524 and $1,329,284, respectively)	$145,331,426	$147,787,082
Other Information
Common shares outstanding at beginning of period	11,138,704	11,106,707
Shares issued to common shareholders from reinvestment of distributions	15,304	31,997
Common shares outstanding at end of period	11,154,008	11,138,704

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/15 (Unaudited)		2014		2013		2012	2011	2010
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$13.27		$12.52		$14.46		$12.49	$12.40	$12.01
Income (loss) from investment operations: Net investment incomea	.41		.87		.87		.95	1.01	1.00
Net realized and unrealized gain (loss)	(.18)		.81		(1.89)		1.75	.08	.35
Total from investment operations	.23		1.68		(1.02)		2.70	1.09	1.35
Distributions to ARPS from net investment income (common share equivalent)	(.00	)***	(.00	)***	(.00	)***	(.02)	(.02)	(.03)
Net increase (decrease) in net assets resulting from operations	.23		1.68		(1.02)		2.68	1.07	1.32
Less distributions to common shareholders from: Net investment income	(.46)		(.92)		(.92)		(.93)	(.92)	(.93)
Net realized gains	(.01)		(.01)		—		—	(.06)	—
Total distributions	(.47)		(.93)		(.92)		(.93)	(.98)	(.93)
NAV accretion resulting from ARPS tendered at a discounta	—		—		—		.22	—	—
Net asset value, end of period	$13.03		$13.27		$12.52		$14.46	$12.49	$12.40
Market price, end of period	$13.37		$13.30		$12.21		$15.49	$13.33	$12.78
Total Return
Based on net asset value (%)b	1.71	**	13.80		(7.31)		23.77	9.32	11.18
Based on market price (%)b	4.13	**	16.96		(15.62)		24.23	13.20	11.61
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	145		148		139		160	138	136
Ratio of expenses (%) (including interest expense)c,d	1.76	*	1.73		1.69		1.30	1.29	1.32
Ratio of expenses (%) (excluding interest expense)e	1.25	*	1.20		1.16		1.23	1.23	1.26
Ratio of net investment income (%)f	6.17	*	6.69		6.43		7.06	8.40	8.00
Portfolio turnover rate (%)	15	**	19		34		41	26	26

Financial Highlights (continued)
		Years Ended November 30,
	Six Months Ended 5/31/15 (Unaudited)	2014	2013	2012	2011	2010
Senior Securities
Preferred shares information at end of period, aggregate amount outstanding: ARPS ($ millions)	10	10	10	10	70	70
Series 2015 MTPS ($ millions)	60	60	60	60	—	—
Asset coverage per share ($)g	76,904	77,781	74,663	82,268	74,303	73,726
Liquidation and market price per share ($)	25,000	25,000	25,000	25,000	25,000	25,000
a Based on average common shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series 2015 MTPS.
d The ratio of expenses (based on net assets of common and Preferred Shares, including interest expense) were 1.20%, 1.17%, 1.15%, 0.89%, 0.85% and 0.88% for the periods ended May 31, 2015, November 30, 2014, 2013, 2012, 2011 and 2010, respectively.
e The ratio of expenses (based on net assets of common and Preferred Shares, excluding interest expense) were 0.85%, 0.81%, 0.79%, 0.85%, 0.81% and 0.84% for the periods ended May 31, 2015, November 30, 2014, 2013, 2012, 2011 and 2010, respectively.
f The ratio of net investment income after distributions paid to ARPS were 6.17%, 6.68%, 6.42%, 6.94%, 8.23% and 7.80% for the periods ended May 31, 2015, November 30, 2014, 2013, 2012, 2011 and 2010, respectively.
g Asset coverage per share equals net assets of common shares plus the liquidation value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value. The floating rate notes issued by the Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense" in the Statement of Operations. For the six months ended May 31, 2015, interest expense related to floaters amounted to $32,960.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes during the six months ended May 31, 2015 was approximately $10,615,000, with a weighted average interest rate of 0.62%.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $5,475,000, including $367,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or November 30, 2019, the expiration date, whichever occurs first; and $5,108,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($1,513,000) and long-term losses ($3,595,000).

The Fund has reviewed the tax positions for the open tax years as of November 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Preferred Shares. At May 31, 2015, the Fund had issued and outstanding 2,419 Floating Rate Municipal Term Preferred Shares ("Series 2015 MTPS") and 381 Series T municipal auction rate cumulative preferred shares ("ARPS"), each with a liquidation preference of $25,000 per share. Subsequent to May 31, 2015, all shares of the Series 2015 MTPS and ARPS were redeemed using proceeds from the issuance of a new series of Floating Rate Municipal Term Preferred Shares as further described below. With respect to the payment of dividends and the distribution of assets upon the dissolution, liquidation or winding up of the affairs of the Fund, the Series 2015 MTPS and the ARPS ranked on parity with each other, and were both senior in priority to the Fund's outstanding common shares.

The Series 2015 MTPS were a floating rate form of preferred shares with a term redemption date of December 1, 2015, unless extended by the holders of the Series 2015 MTPS. Dividends were set weekly to a fixed spread (dependent on the then current credit rating of the MTPS) against the SIFMA Municipal Swap Index. The average annualized dividend rate on the Series 2015 MTPS for the six months ended May 31, 2015 was 1.14%. In the Fund's Statement of Assets and Liabilities, the Series 2015 MTPS' aggregate liquidation preference is shown as a liability since the Series 2015 MTPS had a stated mandatory redemption date. Dividends paid on the Series 2015 MTPS were treated as interest expense and recorded as incurred. For the six months ended May 31, 2015, interest expense related to Series 2015 MTPS amounted to $344,551.

ARPS were preferred shares whose dividend rate was set through a "Dutch" auction process, with dividends generally paid every seven days. An auction fails if there are more ARPS offered for sale than there are buyers. Since February 2008, auctions for the ARPS failed. In the event of a failed auction, the ARPS' dividend rate adjusted to a "maximum rate," which was 110% times the higher of the "Taxable Equivalent of the Short-Term Municipal Bond Rate" (defined as the approximate taxable yield equivalent of the yield on short-term municipal securities derived by reference to a specified index) and the applicable AA Composite Commercial Paper Rate. For the period ended May 31, 2015, the Taxable Equivalent of the Short-Term Municipal Bond Rate was calculated by reference to the S&P Municipal Bond 7 Day High Grade Rate Index (the successor index to the S&P Weekly High Grade Index, which, prior to January 8, 2013, was used for purposes of calculating the Taxable Equivalent of the Short-Term Municipal Bond Rate). While prolonged auction failures affected the liquidity for the ARPS, a failed auction did not represent a default on or loss of capital of, the Fund's ARPS and the ARPS shareholders continued to receive dividends at the previously defined "maximum rate." During the six months ended May 31, 2015, the ARPS dividend rates ranged from 0.077% to 0.213%.

On June 1, 2015, the Fund issued 2,800 shares of a new series of Floating Rate Municipal Term Preferred Shares ("Series 2018 MTPS") in a private offering with an aggregate liquidation preference of $70,000,000. The Fund used a portion of the proceeds from the sale of its Series 2018 MTPS to fund the redemption on June 1, 2015 of all of its outstanding Series 2015 MTPS. The Fund used the remaining portion of its Series 2018 MTPS offering proceeds to fund the redemption of all of its outstanding ARPS. The redemption date for the Fund’s ARPS was June 8, 2015. The ARPS were redeemed at their liquidation preference per share plus dividends owed to, but excluding, the redemption date.

The Series 2018 MTPS are floating rate preferred shares with a mandatory term redemption date of June 1, 2018, unless extended. Dividends on the Series 2018 MTPS are set weekly to a fixed spread (dependent on the then current rating of the Series 2018 MTPS) to the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. The Series 2018 MTPS is senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.

As a result of its Series 2018 MTPS issuance and the redemption of the outstanding Series 2015 MTPS and ARPS, the Fund’s leverage attributable to preferred shares remains unchanged.

Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2018 MTPS, the Fund is subject to various investment restrictions that are substantially similar to those that were in place with respect to the Series 2015 MTPS. These investment restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2018 MTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Series 2018 MTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2018 MTPS in accordance with the Fund's charter documents and the 1940 Act. The Fund is not permitted to declare common share dividends unless the Series 2018 MTPS have a minimum asset coverage ratio of 200% at the time of declaration of the common share dividends after deducting the amount of such dividend.

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund's common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's common shares. Changes in the value of the Fund's portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the preferred shares. There is no assurance that the Fund's leveraging strategy will be successful.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at May 31, 2015.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $33,989,772 and $33,949,254, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund's average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the ARPS and Series 2015 MTPS).

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2015, the amount charged to the Fund by DSC aggregated $3,030, of which $1,598 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $6,977, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Other Related Parties. Until their redemption, Deutsche Bank Trust Company Americas, an affiliate of the Advisor, was the auction agent for the ARPS. The auction agent paid each broker-dealer a service charge from funds provided by the Fund ("Auction Service Fee"). The Auction Service Fee charged to the Fund for the six months ended May 31, 2015 aggregated $11,755, all of which is paid.

In addition, until their redemption, Deutsche Bank Trust Company Americas charged an administration fee for the ARPS and the Series 2015 MTPS. For the six months ended May 31, 2015, the amount charged to the Fund by Deutsche Bank Trust Company Americas included in the Statement of Operations under "other" aggregated $5,485, all of which is unpaid.

D. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2015 and the year ended November 30, 2014, the Fund did not repurchase shares in the open market.

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DeAWM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the "Account") for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares") and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan

c/o DeAWM Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DeAWM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Line	Deutsche AWM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DeAWM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site —deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KSM
CUSIP Number	Common Shares	25159F 102

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DSMIT-3
(R-027926-4 7/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2015